Goodwill	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Goodwill

Note 19	Goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2018 and 2017. BCE’s groups of CGUs correspond to our reporting segments.

	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	BCE

Balance at January 1, 2017	2,304	3,831	2,823	8,958
Acquisitions and other	728	666	76	1,470
Balance at December 31, 2017	3,032	4,497	2,899	10,428
Acquisitions and other	16	182	32	230
Balance at December 31, 2018	3,048	4,679	2,931	10,658

Impairment testing
As described in Note 2, Significant accounting policies, goodwill is tested annually for impairment by comparing the carrying value of a CGU or group of CGUs to the recoverable amount, where the recoverable amount is the higher of fair value less costs of disposal or value in use.
VALUE IN USE
The value in use for a CGU or group of CGUs is determined by discounting five-year cash flow projections derived from business plans reviewed by senior management. The projections reflect management’s expectations of revenue, segment profit, capital expenditures, working capital and operating cash flows, based on past experience and future expectations of operating performance.
Cash flows beyond the five-year period are extrapolated using perpetuity growth rates. None of the perpetuity growth rates exceed the long-term historical growth rates for the markets in which we operate.
The discount rates are applied to the cash flow projections and are derived from the weighted average cost of capital for each CGU or group of CGUs.
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell Wireless	0.8%	9.1%
Bell Wireline	1.0%	6.0%
Bell Media	1.0%	8.5%

The recoverable amounts determined in a prior year for the Bell Wireless and Bell Wireline groups of CGUs exceed their corresponding current carrying values by a substantial margin and have been carried forward and used in the impairment test for the current year. We believe that any reasonable possible change in the key assumptions on which the estimate of recoverable amounts of the Bell Wireless or Bell Wireline groups of CGUs is based would not cause their carrying amounts to exceed their recoverable amounts.
For the Bell Media group of CGUs, a decrease of (0.6%) in the perpetuity growth rate or an increase of 0.4% in the discount rate would have resulted in its recoverable amount being equal to its carrying value.